SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Payments to acquire business		$ 2,799	$ 56,620
Subsequent Event | Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC
Subsequent Event [Line Items]
Total consideration paid	$ 20,000
Payments to acquire business	5,000
Common stock value issued	15,000
Maximum amount of contingent consideration	$ 15,000
Earnout period	3 years